Convertible Notes (Tables)	12 Months Ended
Jun. 30, 2024
Convertible Notes
Schedule of Convertible Notes
	Consolidated
	30 June 2024	30 June 2023
	A$	A$
Current Liabilities
Financial derivative liability	384,500	250,921
Financial liability	1,021,490	928,867

	1,405,990	1,179,788
Non-Current liabilities
Financial liability	5,652,257	5,352,544

	7,058,247	6,532,332

Schedule of Reconciliation of Convertible Notes

Reconciliation of convertible note since inception to 30 June 2024 is set out below:

	Consolidated
	30 June 2024	30 June 2023
	A$	A$
The initial recognition of the financial liability and derivative was:
Financial derivative liability	250,921	2,120,963
Financial liability	6,281,411	5,328,247

	6,532,332	7,449,210
Movement to 30 June 2024
Gain on financial derivative	(624,654)	(1,870,042)
Amortization of financial liability	577,961	928,281
Financial liability movement	428,333	-
Foreign exchange movement	226,908	24,883
Option fee	(82,633)	-
	525,915	(916,878)

	7,058,247	6,532,332